INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY	Inventory consists of the following:
	March 31, 2024	December 31, 2023
Raw material	$26,995	$31,604
Finished goods	6,583	7,174
Total inventory	$33,578	$38,778
Inventory consists of the following:
	December 31, 2023	December 31, 2022
Raw material	$31,604	$42,929
Finished goods	7,174	7,260
Total inventory	$38,778	$50,189